CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the incorporation by reference on Form 10-D of HarborView Mortgage Loan Trust 2006-CB1 Mortgage Loan Pass-Through Certificates, Series 2006-CB1, of our report dated March 7, 2006 relating to the financial statements of XL Capital Assurance Inc. as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, which appears as Exhibit 99.1 in XL Capital Ltd's Annual Report on Form 10K. for the year ended December 31, 2005.


\s Pricewaterhouse Coopers LLP

New York, New York
May 8, 2006